Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Abstract [Abstract]
Disclosure of Reconciliation of Net debt to EBITDA ratio [Table Text Block]
Net debt to EBITDA is defined as short and long-term debt less c
a
sh and cash equivalents at the end of the period, divided by annualized EBITDA. At December 31, 2021, the net debt to EBITDA ratio was:

Years ended December 31,	2021	2020
Long-term debt	$331,422	$389,712
Cash and cash equivalents	(172,758)	(95,676)

Net debt	$158,664	$294,036

Earnings before finance costs and income taxes	$55,097	$118,052
Depreciation and amortization	87,622	85,265

EBITDA	$142,719	$203,317

Net debt to EBITDA ratio	1.11:1	1.45:1